Non-Controlling Interest	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Non-Controlling Interest
NOTE 14 –
NON-CONTROLLING
INTEREST
In April 2019, the Company obtained control over Agnity as a party to the modified Royalty Purchase Agreement (“Royalty Agreement”). The transaction was accounted for as a business combination, and given the Company had no voting rights, the non-controlling
interest (“NCI”) was measured at 100% of the acquired net identifiable assets of Agnity at the transaction date. See Note 18(a) for activity subsequent to June 30, 2022.

	June 30, 2022	December 31, 2021

		Recast (Note 2)
NCI percentage	100%	100%

Current assets	$8,923,871	$11,906,502

Non-current assets	4,512,625	5,111,714

Current liabilities	(11,141,684)	(8,752,552)

Non-current liabilities	(4,510,938)	(5,598,783)

Net assets (liabilities) attributable to NCI	$(2,216,126)	$2,666,881

For the six months ended	June 30, 2022	June 30, 2021

		Recast (Note 2)

Revenue	$1,761,613	$6,010,328

(Loss) income allocated to NCI	(4,805,598)	449,017

Other comprehensive income allocated to NCI	53,389	221,545

Total comprehensive (loss) income attributable to NCI	$(4,752,209)	$670,562

Cash flows (used in) provided by operating activities	$(209,162)	1,396,859

Cash flows (used in) investing activities	(8,790)	(309,586)

Cash flows provided by (used in) financing activities	90,633	(387,222)

Foreign exchange impact on cash held in USD	125	15,283

Net (decrease) increase in cash and cash equivalents	$(127,194)	$715,334

NOTE 21 – NON-CONTROLLING INTEREST
In April 2019, the Company obtained control over Agnity and its subsidiaries via a business combination and the non-controlling interest (“NCI”) was measured at 100% of the acquired net identifiable assets of Agnity at the date of acquisition. Agnity develops and sells software applications and technology services that enable telecommunication service providers, network equipment manufacturers and enterprises to design, develop, and deploy communication-centric application solutions on a world-wide basis. Having control of Agnity has enabled the Company to gain access to Agnity’s patented technology and its customer base. In addition, Agnity’s communication platform ensures that AssetCare deployments around the globe are assured of connectivity, supported by Agnity telecommunication solutions.
The movement in the equity attributable to the non-controlling interest in the Company is detailed in the consolidated statements of changes in equity. There was no change to the non-controlling interest percentage in the years ended December 31, 2021, 2020 or 2019.

The following table summarizes the information relating to Agnity before any intercompany eliminati ons.

		December 31, 2021	December 31, 2020

NCI percentage		100%	100%
		Recast (Note 2 )	Recast (Note 2 )

Current assets		$11,906,502	$7,778,252

Non-current assets		5,111,714	8,081,135

Current liabilities		(8,752,552)	(7,107,244)

Non-current liabilities		(5,598,783)	(6,185,049)

Net assets attributable to NCI		$2,666,881	$2,567,094

For the years ended	December 31, 2021	December 31, 2020	December 31, 20 19
	Recast (Note 2)	Recast (Note 2)	Recast (Note 2)

Revenue	$11,966,226	$11,548,811	$6,010,753

Income (loss) allocated to NCI	63,387	1,586,588	590,056

Other comprehensive income allocated to NCI	138,655	159,749	176,711

Total comprehensive income attributable to NCI	$202,042	$1,746,337	$766,767

Cash flows (used in) provided by operating activities	$(1,859,900)	(405,548)	483,245

Cash flows used in investing activities	(578,483)	–	(3,731)

Cash flows (used in) provided by financing activities	2,081,137	655,347	(417,068)

Foreign exchange impact on cash held in USD	(6,383)	155,274	5,976

Net (decrease) increase in cash and cash equivalents	$(363,629)	$405,073	$68,422